Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	nit3_SupplementTextBlock
NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

On July 31, 2013, the following changes will take place:

1.	The line entitled “Redemption Fee (as a percentage of proceeds of Fund shares redeemed or exchanged within 90 days of acquisition)” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit3_SupplementTextBlock
NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

On July 31, 2013, the following changes will take place:

1.	The line entitled “Redemption Fee (as a percentage of proceeds of Fund shares redeemed or exchanged within 90 days of acquisition)” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund” will be deleted in its entirety.